Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

NOTE 7 - FAIR VALUE MEASUREMENTS:

Financial instruments measured at fair value on a recurring basis

The Company’s assets and liabilities that are measured at fair value as of June 30, 2024, and December 31, 2023, are classified in the tables below in one of the six categories described in “Note 2 – Fair value measurement”:

	June 30, 2024
	Level 3	Total
Financial Liabilities
Warrants to preferred shares	$345	$345

	December 31, 2023
	Level 3	Total
Financial Liabilities
Warrants to preferred shares	$200	$200

The following is a roll forward of the fair value of liabilities classified under Level 3:

	Six months ended June 30,		Three months ended June 30,
	2024	2023	2024	2023
	Warrants	Warrants	Warrants	Warrants
Fair value at the beginning of the period	$200	$3	$281	$2
Issuance	-	111	-	111
Change in fair value	145	(3)	64	(2)
Fair value at the end of the period	$345	$111	$345	$111

The fair value of the Company’s warrant liabilities as of June 30, 2024 and December 31, 2023 was estimated using a hybrid model in order to reflect two scenarios: (1) an IPO event (including de-SPAC transaction) and (2) other liquidation events. For further details see Note 12 in the annual consolidated financial statements.

The valuation under the ‘other liquidation events’ scenario was assessed using an option pricing model (OPM) by implementing a Monte Carlo Simulation, which treats the financial instruments in the Company’s equity as contingent claims whose future payoff depends on the Company’s future equity value. The Company’s entire equity value in 2023 was calculated based, among others, on the financing round closest to the valuation date.

The fair value of the Company’s warrant liabilities as of June 30, 2023 was estimated using only the ‘other liquidation events’ scenario.

The following table presents the main assumptions used in the hybrid model for the periods presented:

	June 30
	2024	2023
Expected volatility	74.82%	82.80%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario (including de-SPAC transaction)	67%	-
Expected time to IPO (including de-SPAC transaction) (years)	0.137	-
Probability of other liquidation events	33%	100%
Expected time to liquidation (years)	2.25	3
Expected return on Equity	22%	23%

A significant increase in the expected volatility, or in the probability of an IPO (including de-SPAC transaction), could each increase the fair value of the related instruments. A significant decrease in the expected term of the warrants or expected time to IPO (including de-SPAC transaction), could each decrease the fair value of related instruments. In combination, changes in these inputs could result in a significantly higher or lower fair value measurement if the input changes were to be compounding, or could result in a minimally higher or lower fair value measurement if the input changes were of opposite effects and consequently offset each other.

Financial instruments not measured at fair value

The carrying amounts of cash and cash equivalents, restricted cash, receivables, trade payables and other liabilities approximate their fair value due to the short-term maturity of such instruments.

NOTE 12 — FAIR VALUE MEASUREMENTS:

Financial instruments measured at fair value on a recurring basis

The Company’s assets and liabilities that are measured at fair value as of December 31, 2023, and December 31, 2022, are classified in the tables below in one of the three categories described in “Note 2 — Fair value measurement” above:

	December 31, 2023
	Level 3	Total
Financial Liabilities
Warrants to preferred shares	$200	$200

	December 31, 2022
	Level 3	Total
Financial Liabilities
Warrants to preferred shares	$3	$3

The following is a roll forward of the fair value of liabilities classified under Level 3:

	2023	2022
	Warrants	Warrants	SAFE
Fair value at the beginning of the year	$3	$—	$3,204
Issuance	111	1,020	—
Change in fair value	86	(1,017)	—
Conversion to equity	—	—	(3,204)
Fair value at the end of the year	$200	$3	$—

The fair value of the Company’s warrant liabilities as of December 31, 2023 was estimated using a hybrid model in order to reflect two scenarios: (1) an IPO event (including de-SPAC transaction) and (2) other liquidation events.

The IPO scenario (including de-SPAC transaction) was based on management estimation regarding the expected value of the Company’s entire equity at the IPO event (including de-SPAC transaction). Valuation under this scenario was assessed using the probability-weighted expected return method (PWERM).

The valuation under the ‘other liquidation events’ scenario was assessed using an option pricing model (OPM) by implementing a Monte Carlo Simulation, which treats the financial instruments in the Company’s equity as contingent claims whose future payoff depends on the Company’s future equity value. The Company’s entire equity value in 2023 was calculated based, among others, on the financing round closest to the valuation date.

The fair value of the Company’s warrant liabilities as of December 31, 2022 was estimated using only the ‘other liquidation events’ scenario.

Application of these approaches and methodologies involves the use of estimates, judgments and assumptions that are highly complex and subjective, such as those regarding discount rates, the selection of comparable public companies, and the probability of and timing associated with possible future events.

The following table presents the main assumptions used in the hybrid model for the periods presented:

	December 31
	2023	2022
Expected volatility	73.8%	87.3%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario (including de-SPAC transaction)	25%	—
Expected time to IPO (including de-SPAC transaction) (years)	0.414	—
Probability of other liquidation events	75%	100%
Expected time to liquidation (years)	2.75	3.00
Expected return on Equity	22%	23%

A significant increase in the expected volatility, or in the probability of an IPO (including de-SPAC transaction) (in 2023), could each increase the fair value of the related instruments. A significant decrease in the expected term of the warrants or expected time to IPO (including de-SPAC transaction), could each decrease the fair value of related instruments. In combination, changes in these inputs could result in a significantly higher or lower fair value measurement if the input changes were to be compounding, or could result in a minimally higher or lower fair value measurement if the input changes were of opposite effects and consequently offset each other.

Financial instruments not measured at fair value

The carrying amounts of cash and cash equivalents, restricted cash, receivables, trade payables and other liabilities approximate their fair value due to the short-term maturity of such instruments.

MORINGA ACQUISITION CORP [Member]
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

NOTE 6 - FAIR VALUE MEASUREMENTS:

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).

The fair value hierarchy under ASC 820 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Basis for Fair Value Measurement

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active or financial instruments for which significant inputs to models are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit risk), either directly or indirectly;

Level 3: Prices or valuations that require significant unobservable inputs (including the Management’s assumptions in determining fair value measurement).

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2024 and December 31, 2023 by level within the fair value hierarchy:

	Level	June 30, 2024	December 31, 2023
Assets:
Money market funds held in Trust Account	1	5,924,118	5,697,632
Liabilities:
Private Warrant Liability	3	27,284	8,531

The estimated fair value of the Private Placement Warrants was determined using a binomial model to extract the market’s implied probability for an Initial Business Combination, using the Public Warrant’s market price. Once probability was extracted, a Black-Scholes-Merton model with Level 3 inputs was used to calculate the Private Warrants’ fair value. Inherent in a Black-Scholes-Merton model are assumptions related to expected life (term), expected stock price, volatility, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of selected peer companies’ Class A ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs:

	As of June 30, 2024	As of December 31, 2023
Share price	$10.0	$10.0
Strike price	$11.5	$11.5
Volatility	60%	60%
Risk-free interest rate	4.34%	4.78%
Dividend yield	0.00%	0.00%
Public warrant market price	$0.08	$0.03

In U.S dollars
Value of warrant liability measured with Level 3 inputs at December 31, 2023	8,531
Change in fair value of private warrant liability measured with Level 3 inputs	18,753
Value of warrant liability measured with Level 3 inputs at June 30, 2024	27,284

NOTE 6 — FAIR VALUE MEASUREMENTS:

Following the Second Extension Meeting, the Sponsor converted 2,874,999 of its Class B ordinary shares on a one to one basis into Class A ordinary shares, in an effort to regain compliance with the Second Deficiency.

On November 24, 2023 the Company received a notice from the Nasdaq Listing Qualifications Department indicating that it has regained compliance with the Second Deficiency.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).

The fair value hierarchy under ASC 820 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active or financial instruments for which significant inputs to models are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit risk), either directly or indirectly;

Level 3: Prices or valuations that require significant unobservable inputs (including the Management’s assumptions in determining fair value measurement).

Basis for Fair Value Measurement

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 by level within the fair value hierarchy:

	Level	December 31, 2023	December 31, 2022
Assets:
Money market funds held in Trust Account	1	5,697,632	116,692,038
Liabilities:
Private warrant liability	3	8,531	29,640

The estimated fair value of the Private Placement Warrants was determined using a binomial model to extract the market’s implied probability for an Initial Business Combination, using the Public Warrant’s market price. Once probability was extracted, a Black-Scholes-Merton model with Level 3 inputs was used to calculate the Private Warrants’ fair value. Inherent in a Black-Scholes-Merton model are assumptions related to expected life (term), expected stock price, volatility, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of selected peer companies’ Class A ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs:

	As of December 31, 2023	As of December 31, 2022
Share price	$10.0	$10.0
Strike price	$11.5	$11.5
Volatility	60%	50%
Risk-free interest rate	4.78%	4.00%
Dividend yield	0.00%	0.00%

U.S. dollars
Value of warrant liability measured with Level 3 inputs at December 31, 2022	29,640
Change in fair value of private warrant liability measured with Level 3 inputs	(21,109)
Value of warrant liability measured with Level 3 inputs at December 31, 2023	8,531